Client Name:	XXXX
Client Project Name:	BRAVO 2020-RPL1
Start - End Dates:	2/19/2014 - 2/21/2018
Deal Loan Count:	12

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	Finance Charge Tolerance	CMPFINT106	Finance charge understated by more than $100 (Pmt Stream)	1
Compliance	Documentation	CMPDOC2698	Missing required mortgage insurance certificate	1
Total				2

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